Disclosure of changes in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Net deferred tax liability balance, beginning of period	$ (277,466)	$ (288,101)
Deferred income tax recovery (expense)	(40,245)	16,724
OCI transactions	520	(3,845)
Items charged directly to equity	0	2,238
Foreign currency translation on the deferred tax liability	8,614	(4,482)
Net deferred tax liability balance, end of year	$ (308,577)	$ (277,466)